              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M SUPPLEMENT DATED JANUARY 9, 2001 TO THE PROSPECTUS DATED MAY 1, 2000


Please review this supplement carefully and keep it with your Prospectus, for reference.

The Portfolio Expense Tables on page 23 of the Lincoln VUL(cv) Prospectus and page 7 of the Lincoln VUL(db) Prospectus are amended, as follows:

The entries in the Table for the Delaware Devon Series Standard Class and the Delaware High-Yield Series (formerly Delchester) Standard Class are deleted, and replaced with the following:


                                                                             TOTAL
                                                                             ANNUAL                  TOTAL FUND
                                                                              FUND                    OPERATING
                                                                           OPERATING                  EXPENSES
                                                                            EXPENSES       TOTAL        WITH
                                                                            WITHOUT       WAIVERS      WAIVERS
                                       MANAGEMENT    12(b)1     OTHER      WAIVERS OR       AND          AND
               FUND                      FEES(1)       FEE     EXPENSES    REDUCTIONS   REDUCTIONS   REDUCTIONS
------------------------------------  -------------- -------- ----------- ------------- ------------ ------------
Delaware Devon Series Standard
  Class (3a) ........................       0.65%        N/A      0.12%        0.77%          N/A         0.77%
Delaware High Yield Series (formerly
  Delchester) Standard Class (3c) ...       0.65%        N/A      0.09%        0.74%          N/A         0.74%